Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net income (loss) per share attributable to common stockholders, diluted		$ (0.13)	$ (0.08)
Weighted-average common stock outstanding, diluted	[1]	139,162,385	139,219,864

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.